Other risks and contingent liabilities	6 Months Ended
Jun. 30, 2018
Other risks and contingent liabilities
Other risks and contingent liabilities

7)  Other risks and contingent liabilities

TOTAL is not currently aware of any exceptional event, dispute, risks or contingent liabilities that could have a material impact on the assets and liabilities, results, financial position or operations of the Group.

Alitalia

In the Marketing & Services segment, a civil proceeding was initiated in Italy, in 2013, against TOTAL S.A. and its subsidiary Total Aviazione Italia Srl before the competent Italian civil court. The plaintiff claims against TOTAL S.A., its subsidiary and other third parties, damages that it estimates to be nearly €908 million. This proceeding follows practices that had been condemned by the Italian competition authority in 2006. The parties have exchanged preliminary findings and a request for an expert opinion has been approved by the court. The existence and the assessment of the alleged damages in this procedure involving multiple defendants remain contested.

FERC

The Office of Enforcement of the U.S. Federal Energy Regulatory Commission (FERC) began in 2015 an investigation in connection with the natural gas trading activities in the United States of Total Gas & Power North America, Inc. (TGPNA), a U.S. subsidiary of the Group. The investigation covered transactions made by TGPNA between June 2009 and June 2012 on the natural gas market. TGPNA received a Notice of Alleged Violations from FERC on September 21, 2015. On April 28, 2016, FERC issued an order to show cause to TGPNA and two of its former employees, and to TOTAL S.A. and Total Gas & Power Ltd., regarding the same facts. TGPNA contests the claims brought against it.

A class action has been launched to seek damages from these three companies and was dismissed by a judgment of the U.S. District court of New York issued on March 15, 2017. The court of Appeal upheld this judgment.

Yemen

Due to the security conditions in the vicinity of Balhaf, Yemen LNG, in which the Group holds a stake of 39.62%, stopped its commercial production and export of LNG in April 2015, when it declared Force Majeure to its various stakeholders. The plant is in a preservation mode.